UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

______________

FORM N-CSR

_____________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   811-22125

Javelin Exchange-Traded Trust

(Exact name of Registrant as specified in charter)

33 Witherspoon Street, Suite 210

Princeton, NJ 04101

(Address of principal executive offices) (Zip code)

Brinton W. Frith

President

Javelin Investment Management, LLC

33 Witherspoon Street, Suite 210

Princeton, NJ 04101

(Name and address of agent for service)

_____________

Copies to:

Bibb L. Strench, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania, NW

Washington, DC  20004

Registrant's telephone number, including area code:   (609) 356-0800

Date of fiscal year end:   December 31

Date of reporting period:   June 29, 2009 - June 30, 2009

FORM N-CSR

Item 1.

Reports to Stockholders.

JETS Dow Jones Islamic Market International Index Fund

2009 Semi-Annual Report

June 30, 2009

(Unaudited)

Javelin Exchange Traded Trust (ETF) and JETS are service marks of Javelin Investment Management, LLC (Javelin).

Dow Jones is a servicemark of Dow Jones & Company and has been licensed for use by Javelin Investment Management, LLC and the JETS Dow Jones Islamic Market International Index Fund (“Fund”). The Fund is not sponsored, endorsed, issued, sold or promoted by Dow Jones & Company, nor does this company make any representation regarding the advisability of investing in the Fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Qs are available on the SEC's web site at http://www.sec.gov. The Fund's Form N-Qs may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of the Fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on the Fund’s web site at http://www.jetsetfs.com.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Table of Contents
Chairman’s Message	5
Fees and Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Supplemental Information	19

Chairman’s Message

Dear Investor,

It is with great pleasure that we introduce our first offering, the JETS Dow Jones Islamic Market International Index Fund. This is the first ETF listed in the United States that complies with contemporary Islamic law. It offers observant Muslims – as well as others interested in socially responsible investing – a timely and cost-effective investment vehicle.

The fund tracks the Dow Jones Islamic Market International Titans Index. This index comprises 100 large companies, which as of the date of this report represented twenty-four countries around the world. As is characteristic of Shar’iah-compliant investments, these companies tend to offer transparent business plans involving tangible goods and services, and generally carry a low level of corporate debt.

Our goal at Javelin is to provide unique and compelling investment vehicles. We appreciate your interest in our first product, and we look forward to working with you as we together face the investment challenges of the coming years.

Sincerely,

Brint Frith

Chairman

Fees and Expenses

As a shareholder of the JETS Dow Jones Islamic Market International Index Fund (the “Fund”), you incur Fund expenses. The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the period ended June 30, 2009.

Actual Expenses

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expense Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annualized rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as creation transaction fees. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 29, 2009	Ending Account Value June 30, 2009	Annualized Expense Ratio based on number of days in the period	Expense Paid During the Six-Month Period(1)
Actual	$1,000.00	$999.20	0.95%	$4.71
Hypothetical
(5% return before expenses)	$1,000.00	$1,000.22	0.95%	$4.76

———————

(1)

Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period ended June 30, 2009. Expenses are calculated by multiplying the Fund’s annualized expense ratio by the average account value for the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365. The hypothetical example assumes expenses paid based on a full six months of activity.

Schedule of Investments

JETS Dow Jones Islamic Market International Index Fund
June 30, 2009 (Unaudited)

Number of shares		Value	Number of shares		Value
	Common Stocks - 92.8%			Energy – 28.3% (continued)
	Consumer Discretionary - 3.1%			Oil, Gas & Consumable Fuels – 28.3% (continued)
	Auto Components - 0.4%		1,336	Talisman Energy Inc.	$19,091
688	Denso Corp.	$17,684	2,794	Total S.A., ADR	151,519
	Household Durables - 0.9%		1,064	Tullow Oil Plc	16,427
2,770	Panasonic Corp., ADR	37,090	610	Woodside Petroleum Ltd.	21,309
	Media - 0.3%				1,159,415
374	Reed Elsevier Plc, ADR	11,149		Total Energy	1,159,415
	Specialty Retail - 1.1%
650	Hennes & Mauritz AB	32,299		Health Care – 16.8%
280	Inditex S.A.	13,420		Biotechnology – 0.5%
		45,719	794	CSL Ltd.	20,637
	Textiles, Apparel & Luxury Goods - 0.4%			Health Care Equipment & Supplies – 0.3%
694	Compagnie Financiere Richemont S.A.	14,409		Cie Generale d’Optique Essilor
	Total Consumer Discretionary	126,051	562	International S.A., ADR	13,387
	Consumer Staples - 1.9%			Pharmaceuticals – 16.0%
	Household Products - 1.3%		610	Astellas Pharma Inc.	21,622
692	Kao Corp.	15,097	1,918	AstraZeneca Plc, ADR	84,661
800	Reckitt Benckiser Group Plc	36,442	864	Daiichi Sankyo Co. Ltd.	15,474
		51,539	3,456	GlaxoSmithKline Plc, ADR	122,135
	Personal Products - 0.6%		3,256	Novartis AG, ADR	132,812
316	L'Oreal S.A.	23,614	620	Novo Nordisk A/S, ADR	33,765
	Total Consumer Staples	75,153	934	Roche Holding AG	126,846
	Energy - 28.3%		2,760	Sanofi-Aventis S.A., ADR	81,392
	Oil, Gas & Consumable Fuels - 28.3%		922	Takeda Pharmaceutical Co. Ltd.	35,930
4,430	BG Group Plc	74,269			654,637
4,138	BP Plc, ADR	197,300		Total Health Care	688,661
524	Cameco Corp.	13,414
704	Canadian Natural Resources Ltd.	36,953		Industrial – 7.1%
196	CNOOC Ltd., ADR	24,114		Construction & Engineering – 0.4%
990	EnCana Corp.	48,975	548	Larsen & Toubro Ltd. GDR	18,084
1,626	ENI SpA, ADR	77,089		Electrical Equipment – 2.7%
4,000	Gazprom OAO, ADR	81,000	3,078	ABB Ltd., ADR	48,571
344	Imperial Oil Ltd.	13,230	270	Alstom S.A.	15,927
570	Lukoil OAO, ADR	25,291	344	Schneider Electric S.A.	26,200
1,168	Origin Energy Ltd.	13,824	276	Vestas Wind Systems A/S (b)	19,780
632	Petro-Canada	24,281			110,478
2,014	Petroleo Brasileiro S.A., ADR	82,534		Industrial Conglomerates – 2.4%
1,230	Reliance Industries Ltd., GDR (a)	102,090	1,290	Koninklijke Philips Electronics NV	23,762
3,464	Rosneft Oil Co., GDR	18,879	1,084	Siemens AG, ADR	75,002
570	Sasol Ltd., ADR	19,847			98,764
1,420	StatoilHydro ASA, ADR	28,073		Machinery – 1.0%
1,216	Suncor Energy Inc.	36,893	254	Fanuc Ltd.	20,428
4,750	Surgutneftegaz, ADR	33,013	1,316	Komatsu Ltd.	20,350
					40,778

See Accompanying Notes to Financial Statements.

Schedule of Investments (Continued)

JETS Dow Jones Islamic Market International Index Fund
June 30, 2009 (Unaudited)

Number of shares		Value	Number of shares		Value
	Industrial – 7.1%			Materials – 16.7% (continued)
	Road & Rail – 0.6%			Metals & Mining – 12.3% (continued)
616	Canadian National Railway Co.	$26,463	2,200	BHP Billition Ltd., ADR	$120,406
	Total Industrials	294,567	1,480	BHP Billiton Plc, ADR	67,281
			472	Cia Siderurgica Nacional S.A., ADR	10,549
	Information Technology – 12.8%		980	Goldcorp Inc.	34,055
	Communications Equipment – 3.9%		792	Impala Platinum Holdings Ltd.	17,481
5,000	Nokia OYJ, ADR	72,900	932	Kinross Gold Corp.	16,916
630	Research In Motion Ltd. (b)	44,762	638	Newcrest Mining Ltd.	15,737
3,984	Telefonaktiebolaget LM Ericsson, ADR	38,964	370	POSCO, ADR	30,588
		156,626	1,668	Vale S.A., ADR	29,407
	Electronic Equip. Instruments – 1.7%				502,711
682	FUJIFILM Holdings Corp.	21,630		Total Materials	682,734
	HON HAI Precision Industry Co. Ltd.,
4,880	GDR	29,670		Telecommunication Services – 5.1%
246	Kyocera Corp., ADR	18,376		Diversified Telecommunication – 1.0%
		69,676	1,660	China Unicom Hong Kong Ltd., ADR	22,144
	IT Services – 0.7%		9,250	Singapore Telecommunications Ltd.	19,173
752	Infosys Technologies Ltd., ADR	27,659			41,317
				Wireless Telecommunication Services - 4.1%
	Office Electonics – 1.2%		1,030	America Movil S.A.B. de C.V., ADR	39,882
1,540	Canon Inc., ADR	50,096	1,088	China Mobile Ltd., ADR	54,487
			4	KDDI Corp.	21,226
	Semiconductors & Semiconductor Equipment – 4.2%		1,414	MTN Group Ltd.	21,663
324	Samsung Electronics Co. Ltd., GDR (a)	75,573	2,150	NTT DoCoMo Inc., ADR	31,283
	Taiwan Semiconductor Manufacturing Co.				168,541
10,284	Ltd., ADR	96,772		Total Telecommunication
		172,345		Services	209,858

	Software – 1.1%			Utilities – 1.0%
1,162	SAP AG, ADR	46,701		Electric Utilities – 1.0%
	Total Information Technology	523,103	366	EDF S.A.	17,801
			1,216	Scottish & Southern Energy Plc	22,809
	Material – 16.7%				40,610
	Chemicals – 4.4%			Total Utilities	40,610
346	Air Liquide S.A.	31,599
1,224	BASF SE	48,638		Total Common Stocks
164	K&S AG	9,208		(Cost $3,800,152)	3,800,152
390	Potash Corp. of Saskatchewan Inc.	36,290
542	Shin-Etsu Chemical Co. Ltd.	25,166		Total Investments-92.8%
626	Syngenta AG, ADR	29,122		(Cost $3,800,152)	$3,800,152
		180,023
	Metals & Mining - 12.3%			Other assets, less cash and liabilities-7.2%	296,891
212	Agnico-Eagle Mines Ltd.	11,126
3,598	Anglo American Plc, ADR	52,675		Net Assets-100.0%	$4,097,043
470	AngloGold Ashanti Ltd., ADR	17,216
1,224	ArcelorMittal	40,490
1,156	Barrick Gold Corp.	38,784

See Accompanying Notes to Financial Statements.

Schedule of Investments (Continued)

JETS Dow Jones Islamic Market International Index Fund

June 30, 2009 (Unaudited)

———————

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Non-income producing security

ADR

-

American Depositary Receipt

GDR

-

Global Depositary Receipt

Country Breakdown (% of the Fund's Net Assets) as of June 30, 2009		Sector Breakdown (% of the Fund's Net Assets) as of June 30, 2009

Britain	16.8	Energy	28.3
Canada	9.8	Health Care	16.8
France	8.8	Materials	16.7
Japan	8.6	Information Technology	12.8
Switzerland	8.6	Industrials	7.1
Australia	4.6	Telecommunication Services	5.1
Germany	4.3	Consumer Discretionary	3.1
Russia	3.9	Consumer Staples	1.9
India	3.6	Utilities	1.0
Taiwan	3.1	Other	7.2
Brazil	3.0		100.0
South Korea	2.6
Hong Kong	2.4
Italy	1.9
South Africa	1.8
Sweden	1.8
Finland	1.8
Denmark	1.3
Luxembourg	1.0
Mexico	1.0
Norway	0.7
Netherlands	0.6
Singapore	0.5
Spain	0.3
Other	7.2
	100.0

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities

JETS Dow Jones Islamic Market International Index Fund June 30, 2009 (Unaudited)

ASSETS:
Investments, at value	$3,800,152
Cash	100,000
Receivable Fund units sold	3,995,652
Other assets	1,500
Total Assets	7,897,304

LIABILITIES:
Payable for investments purchased	3,800,152
Accrued advisory fee	2
Accrued other expenses	107
Total Liabilities	3,800,261
NET ASSETS	$4,097,043

NET ASSETS CONSIST OF:
Shares of beneficial interest	$4,097,152
Accumulated net investment loss	(109)
Net Assets	$4,097,043

Shares of beneficial interest outstanding (unlimited shares of $0.0001 par value authorized)	102,500
Net asset value	$39.97

Share price (a)	N/A

Investments, at cost	$3,800,152

———————

(a)

Trading commenced on July 1, 2009.

See Accompanying Notes to Financial Statements.

Statement of Operations

JETS Dow Jones Islamic Market International Index Fund
For the Period Ended June 30, 2009 (Unaudited)(a)

EXPENSES:
Investment advisory fee	$2
Trustee fee	27
Chief compliance officer fee	80
Total Expenses	109
Net Investment Loss	(109)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investments	—
Net change in unrealized appreciation (depreciation) from:
Investments	—
Net realized and unrealized gain	—
Net decrease in net assets resulting from operations	$(109)

———————

(a)

Commenced operations on June 29, 2009.

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets

JETS Dow Jones Islamic Market International Index Fund

For the Period Ended June 30, 2009
(Unaudited) (a)
OPERATIONS:
Net investments loss	$(109)
Net realized gain	—
Net change in unrealized appreciation	—
Net decrease in net assets resulting from operations	(109)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	4,095,652
Transaction fees	1,500
Net increase in net assets resulting from shares transactions	4,097,152
Increase in Net Assets	4,097,043

NET ASSETS:
Beginning of period	—
End of Period	$4,097,043
Accumulated net investment loss at end of period	$(109)

CHANGES IN SHARES OUTSTANDING:
Shares sold	102,500
Shares outstanding, beginning of period	—
Shares outstanding, end of period	102,500

———————

(a)

 Commenced operations on June 29, 2009.

See Accompanying Notes to Financial Statements.

Financial Highlights

JETS Dow Jones Islamic Market International Index Fund
For a share outstanding throughout the period presented.
For the Period Ended June 30, 2009
(Unaudited) (a)
PAR SHARE OPERATING PERFORMANCE:
Net asset value at beginning period	$40.00
Net investment income	(0.04)
Net realized and unrealized gain	—
Net decrease in net assets resulting from operations	(0.04)

Transaction fees	0.01
Net asset value at end of period	39.97
Share price at end of period (b)	N/A
NET ASSET VALUE, TOTAL RETRUN (c)	(0.08)%
SHARE PRICE, TOTAL RETURN (c)	N/A
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000’s omitted)	$4,097

Ratio to average net assets of:
Expenses (d)	0.95%
Net investment income (d)	(0.95)%
Portfolio turnover rate	0%

———————

(a)

Commenced operations on June 29, 2009

(b)

The mean between the last bid and ask price. Trading commenced on July 1, 2009.

(c)

Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Share price total return is calculated assuming an initial investment made at the share price at the beginning of the period, reinvestment of all dividends and distributions at share price during the period and sale at the share price on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(d)

Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements

JETS Dow Jones Islamic Market International Index Fund

June 30, 2009 (Unaudited)

Note 1. Organization

Javelin Exchange-Traded Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. It was organized as a Delaware statutory trust on July 18, 2007. The Trust currently consists of one portfolio, the JETS Dow Jones Islamic Market International Index Fund (the “Fund”). The Fund commenced investment operations on June 29, 2009.

The objective of the Fund is to seek performance results that, before fees and expenses, correspond generally to the performance of a benchmark index that measures the investment return of Shari’ah compliant securities.

Note 2. Significant Accounting Policies

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following summarizes the significant accounting policies of the Fund:

A.  Security Valuations

The Fund calculates its net asset value per share (“NAV”) generally once daily Monday through Friday generally as of the regularly scheduled close of business of the NYSE Arca SM (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca SM (the Fund’s listing exchange) and the Fund’s custodian are open for business. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

Generally, the Fund’s investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Trust’s Valuation Committee, pursuant to procedures approved by or under the direction of the Board of Trustees (the “Board”). Pursuant to those procedures, the Valuation Committee considers, among other things: (1) the last sales price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service; and (4) other factors as necessary to determine a fair value under the circumstances.

The securities in the Fund’s portfolio, including ADRs and GDRs, that are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by Javelin Investment Management, LLC (the “Adviser”), the Fund’s investment adviser to be the primary market.

Securities primarily traded in the NASDAQ Global Market® for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the NASDAQ Global Market® shall be valued at the most recent trade price, if available, or based on price quotations supplied by a pricing service, market maker or dealer. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as described above.

Fair Value of Financial Instruments: The Fund has adopted Statement of Financial Accounting Standards No. 157 – Fair Value Measurements (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurement. FAS 157 establishes a fair

Notes to Financial Statements (Continued)

JETS Dow Jones Islamic Market International Index Fund

June 30, 2009 (Unaudited)

value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the FAS 157 hierarchy are as follows:

Level I – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level II – Inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly or indirectly. Level II assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs.)

Level III – Unobservable pricing input at the measurement date for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest input level that is significant to the fair value measurement in it entirety.

The following table summarizes the valuation of the Fund’s securities at June 30, 2009 using the fair value hierarchy:

Category	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 6/30/2009
Consumer Discretionary	126,051	0	0	126,051
Consumer Staples	75,153	0	0	75,153
Energy	1,159,415	0	0	1,159,415
Health Care	688,661	0	0	688,661
Industrials	294,567	0	0	294,567
Information Technology	523,103	0	0	523,103
Materials	682,734	0	0	682,734
Telecommunication Services	209,858	0	0	209,858
Utilities	40,610	0	0	40,610
Total	$3,800,152	$0	$0	$3,800,152

B. Short-Term Investment

The Fund may use short-term income producing investments only to the extent those investments are consistent with Shari’ah principles. Because Shari’ah principles preclude the use of interest-paying instruments, the Fund does not currently intend to invest in short-term income-producing investments.

Notes to Financial Statements (Continued)

JETS Dow Jones Islamic Market International Index Fund

June 30, 2009 (Unaudited)

C. Other Risks

The Fund invests in securities of foreign countries which involve certain risks in addition to those inherent in domestic investments. Such risks generally include, among others, currency risk (fluctuations in currency exchange rates), information risk (key information may be inaccurate or unavailable) and political risk (expropriation, nationalization or the imposition of capital or currency or punitive taxes).

D. Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon the prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense item denominated in foreign currencies are translated into U.S. dollar amount based upon prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized appreciation/ (deprecation) of investments. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale date are not segregated in the Statement of Operations from the effects of changes in market prices of those securities but are included in realized gains and losses on the investment securities sold.

E. Investment Transactions and Investment Income

Securities transactions are recorded as of the trade date for financial reporting purposes. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the dividend.

F. Distributions to Shareholders

Income distributions, if any, are distributed to shareholders annually. Net capital gains are distributed at least annually. Income distributions may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the Internal Revenue Code. In addition, the Fund intends to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities as if the Fund owned the underlying investment securities for the entire dividend period. As a result, some portion of each distribution may result in a return of capital. Fund shareholders will be notified regarding the portion of the distribution that represents a return of capital.

G. Federal Income Taxes

The Fund intends to comply with the provision of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all of the Fund’s taxable earnings to its shareholders. As such, the Fund will not be subject to Federal income taxes or otherwise taxable income (including net realized gains) that is distributed to the shareholders. Therefore, no provision for Federal income taxes is required.

Note 3. Fees and Expenses

The Adviser has agreed to bear the initial costs of organization of the Trust. The Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio, and has ultimate responsibility (subject to oversight by the Trust’s Board of Trustees) for oversight of the sub-adviser. For these services, the Adviser receives an advisory fee at the annual rate of 0.68% of the average daily net assets of the Fund.

Notes to Financial Statements (Continued)

JETS Dow Jones Islamic Market International Index Fund

June 30, 2009 (Unaudited)

Under the terms of the Advisory Agreement, the Adviser will pay all of the operating expenses of the Fund, except for fee payments under the Advisory Agreement, interest expense, brokerage commissions and other trading expenses (such as stamp taxes), fees and expenses of the independent trustees, fees and expenses of the Trust’s chief compliance officer, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

Esposito Partners, LLC (“Sub-Adviser”) serves as the sub-adviser to the Fund and provides investment advice and management services to the Fund. The Sub-Adviser supervises the day-to-day investment and reinvestment of the assets in the Fund and is responsible for monitoring the Fund’s adherence to its investment mandate. The Sub-Adviser is paid by the Adviser.

Each Independent Trustee of the Trust receives an annual retainer of $5,000 for his services, which includes attending Board meetings. No other entity affiliated with the Trust or Adviser pays any compensation to the Trustees.

Note 4. Distribution Agreement

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor of Creation Units for the Fund pursuant to a distribution agreement. The Distributor does not maintain a secondary market in the shares.

Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provides an Anti-Money Laundering Officer and Chief Compliance Officer as well as certain additional compliance support functions to the Fund. FCS does not have any role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Fund. The Chief Compliance Officer of the Trust is also an officer of FCS.

Note 5. Licensing Agreement

The Adviser has entered into a licensing agreement for the Fund with Dow Jones Indexes (“Licensor”). The trademarks are owned by the Licensor. These trademarks have been licensed to the Adviser for the use with the Fund. The Fund is not sponsored, endorsed, sold or promoted by the Licensor and the Licensor make no representation regarding the advisability of investing in any of the Fund.

Note 6. Investment in Securities

For the period ended June 30, 2009, purchases and sales of securities, other than short-term investments were $3,800,152 and $0, respectively.

Note 7. Capital

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares or multiples thereof. Purchasers of Creation Units at NAV must pay to the Fund a standard Creation Transaction Fee of $1,500 per transaction (assuming 100 or fewer stocks in each Creation Unit).

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase

Notes to Financial Statements (Continued)

JETS Dow Jones Islamic Market International Index Fund

June 30, 2009 (Unaudited)

or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Note 8. Indemnification

Under the Trusts’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these agreements is unknown, as this would involve, future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust believes the risk of loss to be remote.

Note 9. Subsequent Event

In accordance with the provisions set forth in FASB Statement of Financial Accounting Standards No. 165 "Subsequent Events", adopted by the Fund as of June 30, 2009, management has evaluated the possibility of subsequent events existing in the Fund's financial statements through August 21, 2009. Management has determined that there are no material events that would require disclosure in the Fund's financial statements through this date.

Supplemental Information

(Unaudited)

Advisory and Sub-Advisory Agreement Review

At an “in-person” meeting held on May 21, 2009 (the “Meeting”) in Princeton, New Jersey, the Board of Trustees of the Javelin Exchange-Traded Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Independent Trustees”), discussed issues pertaining to the proposed approval of the Investment Advisory Agreement and the Investment Sub-Advisory Agreement with representatives from the Adviser and Sub-Adviser and with legal counsel. This information formed the primary basis for the Board’s determinations. During the Meeting, the Board reviewed a memorandum that detailed the duties and responsibilities of the Trustees with respect to their consideration of the Investment Advisory Agreement and the Sub-Advisory Agreement. The Board also reviewed the advisory agreement approval materials provided by the Adviser and Sub-Adviser, including, but not limited to: (1) organizational overviews of the Adviser and Sub-Adviser and biographies of the personnel providing services to the Fund, (2) a copy of the Investment Advisory Agreement and the Sub-Advisory Agreement, (3) the Adviser’s Form ADV and Sub-Adviser’s Form ADV, and (4) exchange-traded fund and mutual fund industry fee comparison data.

The Board, including a majority of the Independent Trustees, determined that approval of the Investment Advisory Agreement and Sub-Advisory Agreement was in the best interests of the Fund. The Board of Trustees, including the Independent Trustees, did not identify any single factor or group of factors as all important or controlling and considered all factors together. In evaluating whether to approve the Investment Advisory Agreement and Sub-Advisory Agreement for the Fund, the Board considered numerous factors, as described below.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Investment Advisory Agreement and the Sub-Adviser under the Sub-Advisory Agreement, the Board considered and reviewed information concerning the services proposed to be provided under the Investment Advisory Agreement and Sub-Advisory Agreement, the proposed investment parameters of the index for the Fund, financial information regarding the Adviser and Sub-Adviser and their parent companies, information describing the Adviser’s and Sub-Adviser’s current organizations and the background and experience of the persons who would be responsible for the day-to-day management of the Fund and the anticipated financial support of the Fund. The Board also considered the performance history of the Dow Jones Islamic Market International Titans 100 Index, which is the index that the Fund tracks. Based upon their review, the Board concluded that the Adviser and Sub-Adviser were qualified to manage the Fund and oversee the services to be provided by other service providers and that the services to be provided by the Adviser and Sub-Adviser to the Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser and Sub-Adviser, the Board considered the resources involved in managing the Fund as well as the unitary fee structure in place for the Fund. In addition, they noted that the licensing fee associated with obtaining the rights to use the Dow Jones Islamic Market International Titans 100 Index will be borne by the Adviser and not passed through to the Fund. The Board noted that because the Fund is newly organized, the Adviser and Sub-Adviser represented that profitability information was not yet determinable. However, based upon the impact of the unitary fee structure in place for the Fund, the Board concluded that profitability was not expected to be unreasonable.

The Board also reviewed information provided by the Adviser showing the proposed advisory fee for the Fund as compared to those of a peer group of ETFs provided by the Investment Adviser. The Board noted the services to be provided by the Adviser for the annual advisory fee of 0.68% of the Fund’s average daily net assets. The Board also concluded that the Fund pays a unitary advisory fee and from that unitary advisory fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. The Board noted that the unitary fee does not cover fee payments under the Advisory Agreement, interest expenses, brokerage commissions and other trading expenses (such as stamp taxes), fees and

Supplemental Information (Continued)

(Unaudited)

expenses of the Independent Trustees, fees and expenses of the Trust’s chief compliance officer, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. The Board considered that the Fund’s expense ratio was expected to be within range of the expense ratios of the peer group of ETFs provided by the Adviser. The Board concluded that the Fund’s advisory fee was reasonable given the nature, extent and anticipated quality of the services to be provided under the Investment Advisory Agreement and the unitary fee structure that would be in place.

The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect a reasonable sharing of such economies of scale for the benefit of Fund investors. Because the Fund is newly organized, the Board determined to review economies of scale in the future when the Fund had attracted assets. The Board considered benefits to be derived by the Adviser from its relationship with the Fund, including the benefits to the Adviser from its separate Sub-Advisory Agreement with the Trust. The Board concluded that the advisory fee and sub-advisory fee were reasonable, taking into account these benefits.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge and upon request, by calling (800) 337-4246. This information is also available on the Securities and Exchange Commission’s (the “Commission”) website at  www.sec.gov.

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is available, without charge and upon request, by (i) calling (800) 337-4246; or (ii) accessing the Trust’s Form N-PX on the Commission’s website at  www.sec.gov.

QUARTERLY PORTFOLIOS

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on FORM N-Q. The Form N-Qs will be available on the Commission’s website at www.sec.gov. The Trust’s FORM N-Qs may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Contact JETS:

Javelin Investment Management, LLC 33 Witherspoon Street, Suite 210 Princeton, New Jersey 08542
1-866-JAV-0029

E-mail:  info@jetsetfs.com

Unlike mutual funds, JETS and other Exchange Traded Funds are not sold directly to the public. As securities traded on the NYSE Arca SM, JETS can be purchased though any investment broker, including online brokerage services. Your bank may also be able to provide this service. JETS are traded throughout each day NYSE Arca SM is open.

Item 2.

Code of Ethics.

Not applicable.

Item 3.

Audit Committee Financial Expert.

Not applicable.

Item 4.

Principal Accountant Fees and Services.

Not applicable.

Item 5.

Audit Committee of Listed registrants.

Not applicable.

Item 6.

Schedule of Investments

(a)

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders.

The Nominating Committee selects and nominates candidates for membership on the Board as independent trustees. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.

Item 11.

Controls and Procedures.

(a)

Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal year that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12.

Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940 are furnished as exhibits to this filing.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAVELIN EXCHANGE-TRADED TRUST.
By:	/s/ BRINTON W. FRITH
Brinton W. Frith
President

Date:  August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ BRINTON W. FRITH
Brinton W. Frith
President

Date: August 28, 2009

By:	/s/ BRINTON W. FRITH
Brinton W. Frith
Treasurer Principal Financial Officer

Date:  August 28, 2009

EXHIBIT INDEX

(a)(2)

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b)

Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.